Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015
C000050721
Account Value [Line Items]
Account Value	$ 14,622	$ 14,899	$ 14,658	$ 14,949	$ 14,772	$ 14,551	$ 14,222	$ 14,078	$ 13,848	$ 14,114	$ 13,916	$ 13,956	$ 13,908	$ 13,401	$ 12,751	$ 12,942	$ 13,217	$ 13,316	$ 13,194	$ 13,093	$ 13,279	$ 13,128	$ 12,873	$ 13,157	$ 12,608	$ 12,747	$ 12,274	$ 12,104	$ 12,718	$ 12,959	$ 12,461	$ 12,946	$ 13,008	$ 13,431	$ 13,465	$ 13,634	$ 13,897	$ 13,668	$ 13,780	$ 13,664	$ 13,749	$ 13,677	$ 13,616	$ 13,532	$ 13,448	$ 13,281	$ 13,210	$ 13,139	$ 13,159	$ 12,989	$ 12,576	$ 12,602	$ 12,666	$ 12,585	$ 12,319	$ 12,220	$ 11,959	$ 11,492	$ 12,375	$ 12,500	$ 12,440	$ 12,325	$ 12,253	$ 12,199	$ 12,152	$ 12,093	$ 12,035	$ 11,880	$ 11,893	$ 11,783	$ 11,689	$ 11,595	$ 11,335	$ 11,435	$ 11,483	$ 11,570	$ 11,529	$ 11,500	$ 11,370	$ 11,387	$ 11,381	$ 11,372	$ 11,389	$ 11,486	$ 11,412	$ 11,335	$ 11,340	$ 11,290	$ 11,217	$ 11,234	$ 11,149	$ 11,099	$ 11,038	$ 10,975	$ 10,969	$ 10,887	$ 10,838	$ 10,722	$ 10,736	$ 10,773	$ 10,803	$ 10,778	$ 10,625	$ 10,380	$ 10,388	$ 10,281	$ 10,036	$ 9,982	$ 9,885	$ 9,985	$ 10,025	$ 9,970	$ 9,945	$ 9,992	$ 9,937	$ 10,089	$ 10,148	$ 10,208	$ 10,175	$ 10,246
C000050722
Account Value [Line Items]
Account Value	13,673	13,935	13,712	14,002	13,825	13,620	13,315	13,183	12,971	13,236	13,053	13,080	13,037	12,564	11,958	12,140	12,400	12,496	12,384	12,291	12,482	12,329	12,093	12,375	11,849	11,982	11,539	11,382	11,963	12,192	11,727	12,186	12,246	12,648	12,682	12,844	13,094	12,882	12,989	12,883	12,965	12,900	12,845	12,768	12,692	12,536	12,472	12,408	12,428	12,271	11,883	11,910	11,973	11,899	11,650	11,559	11,314	10,875	11,713	11,834	11,779	11,672	11,607	11,558	11,516	11,462	11,421	11,265	11,280	11,178	11,091	11,004	10,771	10,857	10,905	10,990	10,953	10,928	10,807	10,825	10,822	10,816	10,834	10,928	10,860	10,789	10,796	10,751	10,684	10,702	10,623	10,578	10,522	10,464	10,461	10,385	10,340	10,232	10,247	10,284	10,315	10,294	10,151	9,919	9,929	9,829	9,607	9,548	9,458	9,556	9,596	9,546	9,525	9,573	9,533	9,681	9,730	9,791	9,762	9,833
C000174022
Account Value [Line Items]
Account Value	13,240	13,494	13,278	13,559	13,396	13,206	12,918	12,799	12,600	12,852	12,682	12,729	12,696	12,243	11,660	11,845	12,106	12,208	12,106	12,023	12,204	12,076	11,852	12,123	11,628	11,766	11,339	11,179	11,771	11,991	11,554	12,001	12,081	12,473	12,515	12,695	12,937	12,747	12,849	12,751	12,853	12,796	12,749	12,680	12,612	12,465	12,408	12,352	12,380	12,231	11,851	11,886	11,957	11,890	11,648	11,565	11,328	10,883	11,741	11,858	11,822	11,722	11,663	11,622	11,586	11,539	11,494	11,355	11,377	11,281	11,201	11,120	10,880	10,986	11,041	11,134	11,104	11,074	10,970	10,995	10,999	10,988	11,025	11,128	11,065	11,000	11,004	10,975	10,913	10,938	10,854	10,825	10,775	10,723	10,726	10,655	10,616	10,511	10,523	10,568	10,617	10,592	10,452	10,220	10,238	10,142	9,919	9,865	9,778	9,886	9,945	9,889	9,873	9,929	9,893	10,053	10,111	10,180	10,156	10,236
C000050720
Account Value [Line Items]
Account Value	$ 14,716	14,993	14,750	15,041	14,848	14,624	14,294	14,164	13,918	14,198	13,999	14,024	13,990	13,466	12,814	13,019	13,294	13,378	13,255	13,153	13,353	13,201	12,931	13,229	12,678	12,816	12,327	12,156	12,771	13,012	12,513	12,998	13,072	13,483	13,516	13,698	13,947	13,731	13,842	13,712	13,810	13,737	13,676	13,578	13,506	13,338	13,266	13,195	13,201	13,031	12,616	12,654	12,705	12,624	12,369	12,257	11,995	11,527	12,422	12,535	12,486	12,371	12,286	12,231	12,183	12,124	12,077	11,909	11,934	11,812	11,729	11,622	11,374	11,473	11,509	11,607	11,554	11,524	11,406	11,410	11,415	11,394	11,411	11,507	11,443	11,366	11,360	11,309	11,235	11,251	11,166	11,127	11,054	10,991	10,996	10,902	10,852	10,736	10,749	10,786	10,826	10,789	10,636	10,390	10,398	10,291	10,055	9,990	9,893	9,992	10,042	9,976	9,951	9,996	9,951	10,101	10,149	10,209	10,175	10,246
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,101	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,003	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,567	10,486	10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210
Customized Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark
Account Value	$ 16,246	16,554	16,150	16,481	16,225	15,948	15,635	15,368	14,968	15,430	15,185	15,093	15,046	14,461	13,654	13,895	14,356	14,490	14,359	14,114	14,204	14,078	13,684	14,041	13,496	13,778	13,216	13,018	13,817	14,274	13,663	14,169	14,098	14,882	15,007	15,263	15,745	15,564	15,564	15,247	15,558	15,438	15,210	15,031	14,965	14,650	14,586	14,613	14,731	14,549	13,994	14,151	14,319	14,095	13,720	13,579	13,345	12,698	13,243	13,406	13,229	13,117	12,980	12,869	12,845	12,675	12,602	12,235	12,317	12,167	11,937	11,828	11,467	11,632	11,514	11,822	11,855	11,688	11,557	11,546	11,406	11,453	11,489	11,696	11,590	11,515	11,420	11,336	11,304	11,223	11,121	11,108	11,002	10,910	10,910	10,731	10,656	10,583	10,641	10,757	10,761	10,765	10,601	10,461	10,403	10,364	10,093	10,047	10,101	10,172	10,181	9,929	9,956	10,150	10,038	10,175	10,152	10,149	10,164	10,057
Customized Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark
Account Value	$ 16,246	16,554	16,150	16,481	16,225	15,948	15,635	15,368	14,968	15,430	15,185	15,093	15,046	14,461	13,654	13,895	14,356	14,490	14,359	14,114	14,204	14,078	13,684	14,041	13,496	13,778	13,216	13,018	13,817	14,274	13,663	14,169	14,098	14,882	15,007	15,263	15,745	15,564	15,564	15,247	15,558	15,438	15,210	15,031	14,965	14,650	14,586	14,613	14,731	14,549	13,994	14,151	14,319	14,095	13,720	13,579	13,345	12,698	13,243	13,406	13,229	13,117	12,980	12,869	12,845	12,675	12,602	12,235	12,317	12,167	11,937	11,828	11,467	11,632	11,514	11,822	11,855	11,688	11,557	11,546	11,406	11,453	11,489	11,696	11,590	11,515	11,420	11,336	11,304	11,223	11,121	11,108	11,002	10,910	10,910	10,731	10,656	10,583	10,641	10,757	10,761	10,765	10,601	10,461	10,403	10,364	10,093	10,047	10,101	10,172	10,181	9,929	9,956	10,150	10,038	10,175	10,152	10,149	10,164	10,057
Customized Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark
Account Value	$ 16,246	16,554	16,150	16,481	16,225	15,948	15,635	15,368	14,968	15,430	15,185	15,093	15,046	14,461	13,654	13,895	14,356	14,490	14,359	14,114	14,204	14,078	13,684	14,041	13,496	13,778	13,216	13,018	13,817	14,274	13,663	14,169	14,098	14,882	15,007	15,263	15,745	15,564	15,564	15,247	15,558	15,438	15,210	15,031	14,965	14,650	14,586	14,613	14,731	14,549	13,994	14,151	14,319	14,095	13,720	13,579	13,345	12,698	13,243	13,406	13,229	13,117	12,980	12,869	12,845	12,675	12,602	12,235	12,317	12,167	11,937	11,828	11,467	11,632	11,514	11,822	11,855	11,688	11,557	11,546	11,406	11,453	11,489	11,696	11,590	11,515	11,420	11,336	11,304	11,223	11,121	11,108	11,002	10,910	10,910	10,731	10,656	10,583	10,641	10,757	10,761	10,765	10,601	10,461	10,403	10,364	10,093	10,047	10,101	10,172	10,181	9,929	9,956	10,150	10,038	10,175	10,152	10,149	10,164	10,057
Customized Reference Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name	Customized Reference Benchmark
Account Value	$ 16,246	$ 16,554	$ 16,150	$ 16,481	$ 16,225	$ 15,948	$ 15,635	$ 15,368	$ 14,968	$ 15,430	$ 15,185	$ 15,093	$ 15,046	$ 14,461	$ 13,654	$ 13,895	$ 14,356	$ 14,490	$ 14,359	$ 14,114	$ 14,204	$ 14,078	$ 13,684	$ 14,041	$ 13,496	$ 13,778	$ 13,216	$ 13,018	$ 13,817	$ 14,274	$ 13,663	$ 14,169	$ 14,098	$ 14,882	$ 15,007	$ 15,263	$ 15,745	$ 15,564	$ 15,564	$ 15,247	$ 15,558	$ 15,438	$ 15,210	$ 15,031	$ 14,965	$ 14,650	$ 14,586	$ 14,613	$ 14,731	$ 14,549	$ 13,994	$ 14,151	$ 14,319	$ 14,095	$ 13,720	$ 13,579	$ 13,345	$ 12,698	$ 13,243	$ 13,406	$ 13,229	$ 13,117	$ 12,980	$ 12,869	$ 12,845	$ 12,675	$ 12,602	$ 12,235	$ 12,317	$ 12,167	$ 11,937	$ 11,828	$ 11,467	$ 11,632	$ 11,514	$ 11,822	$ 11,855	$ 11,688	$ 11,557	$ 11,546	$ 11,406	$ 11,453	$ 11,489	$ 11,696	$ 11,590	$ 11,515	$ 11,420	$ 11,336	$ 11,304	$ 11,223	$ 11,121	$ 11,108	$ 11,002	$ 10,910	$ 10,910	$ 10,731	$ 10,656	$ 10,583	$ 10,641	$ 10,757	$ 10,761	$ 10,765	$ 10,601	$ 10,461	$ 10,403	$ 10,364	$ 10,093	$ 10,047	$ 10,101	$ 10,172	$ 10,181	$ 9,929	$ 9,956	$ 10,150	$ 10,038	$ 10,175	$ 10,152	$ 10,149	$ 10,164	$ 10,057